PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Total	$ 3,214,064	$ 3,192,310
Less accumulated depreciation	(76,225)	(62,426)
Property and equipment, net	3,137,839	3,129,884
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total	2,972,256	2,972,256
Building fixtures, facilities and furnitures
PROPERTY AND EQUIPMENT, NET
Total	169,295	128,448
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Total	31,424	35,160
Software
PROPERTY AND EQUIPMENT, NET
Total		17,413
Auto
PROPERTY AND EQUIPMENT, NET
Total	$ 41,089	$ 39,033